Revenue from contracts with customers - Additional Information (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 EUR (€) customer	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) customer	Jun. 30, 2019 EUR (€)
Revenue from contracts with customers
Revenue from contracts with customers	€ 9,719	€ 11,206	€ 21,824	€ 21,921
Provision for expected credit losses on contract assets	€ 500	€ 122	€ 1,674	€ 462
Pharmaceutical Partner
Revenue from contracts with customers
Number of customer in group | customer	1		1
Revenue contributed by one pharmaceutical partner, as a percentage of Group's total revenues	26.20%	26.70%	26.40%	27.10%
Revenue from contracts with customers	€ 0	€ 80	€ 0	€ 430